Income and Expenses - Summary of Financing Costs - Net (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis Of Income And Expense [Abstract]
Interest on loans and other related items (Notes 21 and 28)	₱ 10,333	₱ 8,730	₱ 8,307
Accretion on lease liabilities (Notes 5, 10 and 29)	1,125	1,061
Accretion on financial liabilities (Notes 5 and 21)	146	122	145
Financing charges	79	95	139
Capitalized interest (Note 9)	(1,597)	(1,455)	(1,524)
Total financing costs – net	₱ 10,086	₱ 8,553	₱ 7,067